Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
European Union Allowance (EUA) payables	$ 12,415	$ 0
Suppliers	12,244	6,349
Accounts payable	$ 32,213	10,004
Accounts payable settlement days	90 days
Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 7,554	3,655
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,979	2,131
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,726	180
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,695	2
Other related parties | Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	579	95
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	250	260
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	247	260
Other related parties | Amounts due to a related party carbon emission manager
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	71	0
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	7	283
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	0	434
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 0	$ 10